                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

 PAR
 AMOUNT
 (000)      DESCRIPTION                              COUPON   MATURITY       VALUE
-------     -------------------------------------   -------   --------   -------------
            MUNICIPAL BONDS 193.6%
            CALIFORNIA 188.1%
$   3,390   Abag Fin Auth For Nonprofit Corp
               CA Ctf Partn Childrens Hosp
               Med Ctr (AMBAC Insd)
               (Prerefunded @ 12/01/09)..........     5.875%  12/01/19   $   3,649,877
    2,000   Abag Fin Auth For Nonprofit Corp
               CA Insd Rev Ctf Lincoln Glen
               Manor Sr Citizens (CA MTG
               Insd).............................     6.100   02/15/25       2,022,680
    2,000   A B C CA Uni Sch Dist Cap
               Apprec Ser B (FGIC Insd)..........         *   08/01/21       1,066,800
    1,610   A B C CA Uni Sch Dist Cap
               Apprec Ser B (FGIC Insd)..........         *   08/01/22         807,045
    1,205   Alameda Cnty, CA Wtr Dist Rev
               Rfdg (MBIA Insd)..................     4.750   06/01/20       1,222,882
    2,000   Aliso Viejo, CA Cmnty Fac Dist
               Spl Tax No 2005-01-Glenwood
               at Aliso..........................     6.000   09/01/38       2,004,940
    1,000   Allan Hancock CA Jt Cmnty
               College Dist Election 2006 Ser
               A (FSA Insd)......................     4.375   08/01/31         979,850
    3,540   Anaheim, CA Pub Fin Auth Lease
               Rev Cap Apprec Pub Impt Proj
               Ser C (FSA Insd)..................         *   09/01/32       1,046,318
    4,120   Apple Valley, CA Redev Agy Tax
               Alloc Proj Area No 2 (AMBAC
               Insd).............................     5.000   06/01/37       4,110,277
    2,790   Banning, CA Cmnty Redev Agy
               Tax Alloc Merged Downtown
               (Radian Insd).....................     5.000   08/01/23       2,847,948
    2,750   Banning, CA Fin Auth Rev Elec
               Sys Proj (XLCA Insd)..............     5.000   06/01/38       2,730,695
    2,510   Bay Area Govt Assn CA Lease
               West Sacramento Ser A (XLCA
               Insd) (a).........................     5.000   09/01/24       2,578,573
      925   Benicia, CA Uni Sch Dist Ser B
               (MBIA Insd).......................         *   08/01/18         566,424

    1,725   Bonita, CA Uni Sch Dist Election
               2004 Ser A (MBIA Insd) (a)........     5.250   08/01/22       1,871,487
    1,055   Borrego, CA Wtr Dist Ctf Partn
               Wtr Sys Acquisition (a)...........     7.000   04/01/27       1,068,483
    3,535   Brea, CA Redev Agy Tax Alloc
               Rfdg Ser A (AMBAC Insd) (a).......     5.500   08/01/20       3,830,773
    1,510   Brea & Olinda, CA Uni Sch Dist
               Ctf Partn Rfdg Ser A (FSA
               Insd) (a).........................     5.500   08/01/20       1,645,251
      865   Burbank, CA Pub Fin Auth Rev
               Golden St Redev Ser A
               (AMBAC Insd)......................     5.250   12/01/23         924,893
    2,400   Byron Bethany Jt Pwrs Auth CA
               Lease Rev Wastewtr Enterprise
               Proj Ser A........................     5.625   08/01/39       2,249,208
    3,000   California Cnty, CA Tob Sec Agy
               Tob Asset Bkd Los Angeles
               Cnty Sec (b)......................   0/5.450   06/01/28       2,294,640
    2,000   California Cnty, CA Tob Sec Agy
               Tob Merced Cnty Rfdg Ser A........     5.125   06/01/38       1,760,480
    5,000   California Cnty, CA Tob Sec Agy
               Tob Merced Cnty Rfdg Ser A........     5.250   06/01/45       4,433,250
    4,000   California Cnty, CA Tob Sec Agy
               Tob Sonoma Cnty Corp Rfdg.........     5.125   06/01/38       3,520,960
    2,000   California Ed Fac Auth Rev CA
               College Arts......................     5.000   06/01/35       1,805,800
    1,000   California Ed Fac Auth Rev Pitzer
               College Ser A.....................     5.000   04/01/30       1,010,130
    3,210   California Ed Fac Auth Rev Pitzer
               College Ser A.....................     5.000   04/01/35       3,223,225
    1,445   California Ed Fac Auth Rev
               Pooled College & Univ Proj Ser
               B.................................     5.250   04/01/24       1,446,763
    1,000   California Ed Fac Auth Rev
               Pooled College & Univ Ser B.......     6.625   06/01/20       1,105,820
    2,000   California Ed Fac Auth Rev
               Pooled College & Univ Ser B.......     6.750   06/01/30       2,217,280
    1,500   California Ed Fac Auth Rev Univ
               of Redlands Ser A.................     5.000   10/01/31       1,512,255
    2,000   California Hlth Fac Fin Auth Rev
               Cedars Sinai Med Ctr Rfdg.........     5.000   11/15/27       2,021,700
    1,100   California Hlth Fac Fin Auth Rev
               Kaiser Permanente Ser A...........     5.000   04/01/37       1,084,963
      700   California Hlth Fac Fin Auth Rev
               Kaiser Permanente Ser A...........     5.250   04/01/39         706,426

   10,000   California Hlth Fac Fin Auth Rev
               Sutter Hlth Ser A (c).............     5.000   11/15/42       9,861,300
    2,500   California Hsg Fin Agy Rev Home
               Mtg Ser E (FGIC Insd) (AMT).......     5.000   02/01/24       2,512,275
    8,480   California Hsg Fin Agy Rev
               Home Mtg Ser G (AMT) (c)..........     4.950   08/01/23       8,499,631
   13,400   California Hsg Fin Agy Rev
               Home Mtg Ser I (AMT) (c)..........     4.800   08/01/36      12,652,011
    7,000   California Hsg Fin Agy Rev
               Home Mtg Ser I (AMT) (c)..........     4.875   08/01/41       6,589,503
    2,500   California Hsg Fin Agy Rev Home
               Mtg Ser J (AMT)...................     5.050   08/01/27       2,480,100
    5,150   California Hsg Fin Agy Rev
               Home Mtg Ser M (AMT) (c)..........     4.700   08/01/36       4,762,856
    3,000   California Hsg Fin Agy Rev
               Multi-Family Hsg III Ser A
               (MBIA Insd) (AMT).................     5.850   08/01/17       3,032,550
    3,755   California Hsg Fin Agy Rev Ser B
               (AMT).............................     5.000   02/01/28       3,724,547
    2,000   California Infrastructure & Econ
               Dev Bk Rev Bay Area Toll Brdg
               First Lien Ser A (FGIC Insd)
               (Prerefunded @ 01/01/28)..........     5.000   07/01/29       2,221,580
    1,000   California Pollutn Ctl Fin Auth
               Pollutn Ctl Rev Gas & Elec Rfdg
               Ser A (MBIA-IBC Insd).............     5.900   06/01/14       1,166,220
    4,500   California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser B (AMT).........     5.000   07/01/27       4,177,620
    2,500   California Pollutn Ctl Fin Auth
               Solid Waste Disp Rev Waste
               Mgmt Inc Proj Ser C (AMT) (d).....     5.125   11/01/23       2,454,775
       30   California Rural Home Mtg Fin
               Auth Single Family Mtg Rev Mtg
               Bkd Sec Pgm Ser B (GNMA
               Collateralized) (AMT).............     6.150   06/01/20          30,846
       50   California Rural Home Mtg Fin
               Auth Single Family Mtg Rev Mtg
               Bkd Sec Pgm Ser B (GNMA
               Collateralized) (AMT).............     6.250   12/01/31          51,457
       10   California Rural Home Mtg Fin
               Auth Single Family Mtg Rev Mtg
               Bkd Sec Pgm Ser C (GNMA
               Collateralized) (AMT).............     7.500   08/01/27          10,211
        5   California Rural Home Mtg Fin

               Auth Single Family Mtg Rev Mtg
               Bkd Sec Ser A-2 (GNMA
               Collateralized) (AMT).............     7.950   12/01/24           5,236
       30   California Rural Home Mtg Fin
               Auth Single Family Mtg Rev Ser
               C (GNMA Collateralized)
               (AMT).............................     7.800   02/01/28          30,668
    1,060   California Spl Dist Assn Fin Corp
               Ctf Part Spl Dist Fin Pgm Ser
               KK (FSA Insd) (a).................     5.800   11/01/29       1,111,134
    2,110   California Spl Dist Fin Pgm Ser 00
               (MBIA Insd) (a)...................     5.250   12/01/26       2,191,910
    2,000   California St (CIFG Insd)............     5.000   10/01/22       2,105,140
    3,000   California St (FGIC Insd) (a)........     5.000   10/01/23       3,088,530
    1,000   California St (MBIA-IBC Insd) (a)....     5.000   02/01/26       1,040,870
    9,000   California St Dept Vet Affairs Home
               Pur Rev Ser A (AMT) (c)...........     4.950   12/01/37       8,746,605
    3,000   California St Dept Vet Affairs
               Home Pur Rev Ser B (AMT)..........     5.150   12/01/27       3,043,380
    1,000   California St Pub Wks Brd Dept
               Corrections Ser C.................     5.500   06/01/23       1,070,050
    2,850   California St Pub Wks Brd Lease
               Rev Office Emergency Svc Ser
               A (FGIC Insd).....................     5.000   03/01/32       2,895,657
      960   California St Rfdg (FGIC Insd).......     5.000   02/01/23         970,762
   10,000   California St Univ Rev Syswide
               Ser D (FSA Insd) (c)..............     4.500   11/01/37       9,814,350
    2,500   California St Var Purp (CIFG Insd)...     5.000   03/01/33       2,557,500
    5,000   California St Var Purp (c) ..........     5.000   06/01/37       5,012,600
      960   California St Vet Ser BJ (AMT)            5.700   12/01/32         966,470
   10,650   California St Vet Ser CD
               (AMT) (c).........................     4.600   12/01/32      10,700,750
    2,230   California Statewide Cmnty Dev
               Auth CHF Irvine LLC UCI East
               Rfdg..............................     5.000   05/15/38       2,077,133
    1,250   California Statewide Cmnty Dev
               Auth Rev CA Baptist Univ Ser
               A.................................     5.500   11/01/38       1,193,788
   12,000   California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A (c)....................     5.000   07/01/39      10,948,800
    3,000   California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A........................     5.250   07/01/30       2,920,860

    4,355   California Statewide Cmnty Dev
               Auth Rev Daughters of Charity
               Hlth Ser A........................     5.250   07/01/35       4,168,911
    1,500   California Statewide Cmnty Dev
               Auth Rev Front Porch Cmnty
               & Svc Ser A (e)...................     5.125   04/01/37       1,403,160
    2,800   California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser B.............................     5.000   03/01/41       2,750,944
    4,200   California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser B.............................     5.250   03/01/45       4,221,756
    2,000   California Statewide Cmnty Dev
               Auth Rev Kaiser Permanente
               Ser C.............................     5.250   08/01/31       2,035,660
    1,000   California Statewide Cmnty Dev
               Auth Rev Windrush Sch.............     5.500   07/01/37         950,420
    1,000   California Statewide Cmnty Dev
               Auth Spl Tax Cmnty Fac Dist
               2007-1 Orinda.....................     6.000   09/01/29       1,002,470
    1,325   California Statewide Cmnty Dev
               Auth Wtr & Wastewtr Rev
               Pooled Fin Pgm Ser B (FSA
               Insd).............................     5.250   10/01/23       1,431,159
    1,280   California Statewide Cmnty Dev
               Auth Wtr Rev Pooled Fin Pgm
               Ser C (FSA Insd)..................     5.250   10/01/28       1,339,520
    2,000   Carson, CA Redev Agy Tax Alloc
               Rfdg Ser A (MBIA Insd)............     5.000   10/01/23       2,109,220
    1,095   Cathedral City, CA Impt Bd Act
               1915 Ltd Oblig Cove Impt Dist
               04-02 (a).........................     5.000   09/02/22       1,048,462
    1,085   Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a).........................         *   08/01/27         391,229
    1,085   Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a).........................         *   08/01/28         366,871
    1,085   Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a).........................         *   08/01/30         327,160
    1,085   Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a).........................         *   08/01/31         308,769
    1,085   Cathedral City, CA Pub Fin Auth

               Rev Cap Apprec Ser A (MBIA
               Insd) (a).........................         *   08/01/32         291,995
    1,085   Cathedral City, CA Pub Fin Auth
               Rev Cap Apprec Ser A (MBIA
               Insd) (a).........................         *   08/01/33         275,384
    2,000   Central Vly Fin Auth CA
               Cogeneration Proj Rev Carson
               Ice Gen Proj Rfdg (MBIA Insd).....     5.000   07/01/17       2,038,980
      220   Cerritos, CA Cmnty College Dist
               Election 2004 Ser A (MBIA
               Insd) (a).........................     5.000   08/01/27         228,716
    2,500   Chaffey, CA Uni High Sch Dist
               Ser C (FSA Insd)..................     5.000   05/01/27       2,625,300
    4,000   Chaffey Cmnty College Dist CA
               Election 2002 Ser C (MBIA
               Insd).............................     5.000   06/01/32       4,182,480
    1,700   Chino Vly Uni Sch Dist CA Ctf
               Partn Rfdg Ser A (FSA Insd).......     5.375   09/01/20       1,830,424
    2,000   Chula Vista, CA Cmnty Fac Dist
               Spl Tax No 01-1 Impt Area San
               Miguel Ser B......................     5.350   09/01/26       1,895,080
    2,000   Chula Vista, CA Indl Dev Rev San
               Diego Gas Ser A...................     5.300   07/01/21       2,089,420
    1,540   Chula Vista, CA Redev Agy Tax
               Alloc Sub Bayfront Rfdg Ser B.....     5.250   10/01/27       1,426,810
    1,605   Coachella, CA Fin Auth Tax Alloc
               Rev Redev Proj 4 Rfdg Ser B
               (XLCA Insd).......................     5.250   09/01/34       1,631,675
    1,000   Coachella, CA Redev Agy Tax
               Alloc Proj Area No 3 Rfdg.........     5.875   12/01/28         998,710
    2,900   Colton, CA Jt Uni Sch Dist Ser A
               (FGIC Insd).......................     5.500   08/01/22       3,214,824
    2,000   Colton, CA Redev Agy Tax Alloc
               Mt Vernon Corridor Redev Proj.....     6.300   09/01/36       2,091,460
    1,600   Commerce, CA Jt Pwr Fin Auth
               Lease Rev Cmnty Ctr Proj
               (XLCA Insd).......................     5.000   10/01/29       1,615,696
    2,000   Commerce, CA Jt Pwr Fin Auth
               Lease Rev Cmnty Ctr Proj
               (XLCA Insd).......................     5.000   10/01/34       2,012,260
    1,525   Crescenta Vly, CA Wtr Dist Rev
               Ctf Partn Wtr Sys Impt Proj
               (FSA Insd)........................     4.375   06/01/37       1,420,065
    2,000   Daly City, CA Hsg Dev Fin
               Rfdg-Third Tier-Franciscan Ser

               C.................................     6.500   12/15/47       1,900,660
    1,245   Duarte, CA Multi-Family Rev Hsg
               Heritage Pk Apt Ser A (FNMA
               Collateralized) (AMT).............     5.850   05/01/30       1,270,448
    1,280   El Cerrito, CA Redev Agy Tax
               Alloc Redev Proj Area Rfdg Ser
               B (MBIA Insd) (AMT) (a)...........     5.250   07/01/15       1,373,107
    1,220   Emeryville, CA Pub Fin Auth Rev
               Assmt Dist Refin..................     5.900   09/02/21       1,235,787
    1,000   Emeryville, CA Pub Fin Auth Rev
               Shellmound Pk Redev & Hsg
               Proj Ser B (MBIA Insd)............     5.000   09/01/19       1,020,260
    2,000   Fairfield, CA Ctf Partn Fairfield
               Wtr Fin Ser A (XLCA Insd).........     5.000   04/01/42       1,988,500
    5,155   Florin, CA Res Consv Dist Cap
               Impt Elk Grove Wtr Svc Ser A
               (MBIA Insd).......................     5.000   09/01/33       5,159,330
    3,000   Folsom, CA Pub Fin Auth Spl Tax
               Rev Ser A (AMBAC Insd)............     5.000   09/01/28       3,037,470
    3,000   Folsom, CA Spl Tax Cmnty Fac
               Dist No 2 Rfdg (Connie Lee
               Insd).............................     5.250   12/01/19       3,080,040
    1,060   Folsom Cordova, CA Uni Sch Dist
               Fac Impt Dist No 1 Cap Apprec
               Ser A (AMBAC Insd) (a)............         *   10/01/21         569,337
    1,000   Fontana, CA Redev Agy Tax Alloc
               Southwest Indl Park Proj (MBIA
               Insd).............................     5.000   09/01/22       1,021,090
    1,950   Fontana, CA Redev Agy Tax Alloc
               Southwest Indl Park Proj (MBIA
               Insd).............................     5.200   09/01/30       1,991,106
    5,000   Fontana, CA Uni Sch Dist Ctf
               Partn Fin Proj (FSA Insd).........     4.500   09/01/35       4,738,850
    2,950   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev (f)...................         *   01/01/27       1,225,076
   10,000   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.......         *   01/15/25       3,786,900
   15,000   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.......         *   01/15/26       5,343,000
   11,000   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.......         *   01/15/30       3,052,060
    5,000   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg.......         *   01/15/31       1,303,600
    5,500   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Conv Cap Apprec

               Rfdg (b)..........................   0/5.875   01/15/27       5,176,820
    1,000   Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Rfdg..................     5.750   01/15/40       1,008,960
    1,000   Galt Schs Jt Pwrs Auth CA Rev
               High Sch & Elem Sch Rfdg Ser
               A (MBIA Insd).....................     5.750   11/01/16       1,027,860
    1,115   Garden Grove, CA Pub Fin Auth
               Rev Ctf Partn Wtr Svc Cap Impt
               Pgm (FSA Insd)....................     5.000   12/15/23       1,170,772
    2,500   Glendale, CA Uni Sch Dist Ser C
               (FSA Insd)........................     5.500   09/01/19       2,621,900
    6,000   Golden St Tob Sec Corp CA Tob
               Settlement Rev Asset Bkd Sr
               Ser A-1 (c).......................     5.125   06/01/47       5,198,040
    2,000   Golden St Tob Sec Corp CA Tob
               Settlement Rev Asset Bkd Sr
               Ser A-1...........................     5.750   06/01/47       1,917,360
    7,000   Golden St Tob Sec Corp CA Tob
               Settlement Rev Asset Bkd Sr
               Ser A-1 (c).......................     5.750   06/01/47       6,710,795
    5,000   Hawthorne, CA Spl Tax Cmnty Fac
               Dist No 2006-1 (c)................     5.000   09/01/36       4,356,975
    5,000   Hesperia, CA Pub Fin Auth Rev
               Redev & Hsg Proj Ser A (XLCA
               Insd).............................     5.500   09/01/32       5,239,500
    5,000   Hollister, CA Jt Pwr Fin Auth
               Wastewtr Rev Rfdg & Impt Proj
               Ser 1 (FSA Insd) (c)..............     4.500   06/01/37       4,860,825
    2,820   Huntington Beach, CA Uni High
               Sch Dist Election 2004 (FGIC
               Insd).............................     5.000   08/01/35       2,929,134
    3,000   Imperial Irr Dist CA Ctf Partn Elec
               Sys Proj (FSA Insd)...............     5.250   11/01/23       3,174,150
      250   Independent Cities, CA Lease Fin
               Auth Mobile Home Pk Rev
               Westlake Mobile Home Pk Rfdg
               Ser A.............................     4.500   10/15/37         211,028
    3,435   Irvine, CA Pub Fac &
               Infrastructure Auth Assmt Rev
               Ser B (AMBAC Insd) (a)............     5.000   09/02/22       3,541,828
    1,410   Jurupa, CA Cmnty Svc Dist Spl
               Tax Cmnty Fac Dist No 21 Ser
               A.................................     5.000   09/01/26       1,280,421
    1,000   Kern, CA Cmnty College Sch Fac
               Impt Dist Mammoth
               Campus/Kern Cmnty Ser A

               (AMBAC Insd) (a)..................         *   08/01/22         509,140
      800   Kern, CA Cmnty College Sch Fac
               Impt Dist Mammoth
               Campus/Kern Cmnty Ser A
               (AMBAC Insd) (a)..................     5.000   08/01/19         843,208
    1,000   La Quinta, CA Fin Auth Loc Ser A
               (AMBAC Insd)......................     5.250   09/01/24       1,066,380
    1,420   La Quinta, CA Redev Agy Tax
               Alloc Redev Proj Area No 1
               (AMBAC Insd)......................     5.000   09/01/22       1,489,197
    1,500   La Quinta, CA Redev Agy Tax
               Redev Proj Area No 1 (AMBAC
               Insd).............................     5.125   09/01/32       1,512,435
    1,000   Laguna Hills, CA Ctf Partn Cmnty
               Ctr Proj (MBIA Insd)..............     5.000   12/01/18       1,050,170
    1,105   Larkspur, CA Sch Dist Cap
               Apprec Ser A (FGIC Insd) (a)......         *   08/01/20         629,684
    1,145   Larkspur, CA Sch Dist Cap
               Apprec Ser A (FGIC Insd) (a)......         *   08/01/21         610,743
    1,000   Lathrop, CA Impt Bd Act 1915
               Mossdale Vlg Assmt Dist 03-1......     5.000   09/02/25         915,060
    2,000   Lemon Grove, CA Cmnty Dev Agy
               Tax Alloc Redev Proj Area
               (AMBAC Insd)......................     4.500   08/01/37       1,783,080
    5,000   Loma Linda, CA Hosp Rev Loma
               Linda Univ Med Ctr Ser A..........     5.000   12/01/22       5,014,100
    1,000   Loma Linda, CA Redev Agy Tax
               Loma Linda Redev Proj Rfdg
               (MBIA Insd).......................     5.125   07/01/30       1,043,700
      145   Long Beach, CA Bd Fin Auth Tax
               Alloc Rev North Long Beach
               Redev Proj Ser A (AMBAC
               Insd).............................     5.375   08/01/21         157,392
    3,555   Long Beach, CA Hbr Rev Ser A
               (FGIC Insd) (AMT).................     5.250   05/15/18       3,680,278
    2,000   Los Angeles, CA Cmnty Redev
               Agy Cmnty Redev Fin Auth Rev
               Bunker Hill Proj Ser A (FSA
               Insd).............................     5.000   12/01/27       2,063,480
    2,315   Los Angeles, CA Cmnty Redev
               Agy Multi-Family Hsg Rev
               Grand Cent Square Rfdg Ser B
               (AMBAC Insd) (AMT) (a)............     4.750   12/01/26       2,246,129
    1,900   Los Angeles, CA Ctf Partn............     5.700   02/01/18       1,926,277
    1,000   Los Angeles, CA Ctf Partn Dept

               Pub Social Svc Ser A (AMBAC
               Insd).............................     5.500   08/01/31       1,035,200
    3,000   Los Angeles, CA Ctf Partn Sr
               Sonnenblick Del Rio W L A
               (AMBAC Insd)......................     6.000   11/01/19       3,254,640
    2,000   Los Angeles, CA Dept Wtr & Pwr
               Sys Ser C (MBIA Insd).............     5.000   07/01/26       2,077,700
       10   Los Angeles, CA Single Family
               Home Mtg Rev Pgm Ser A
               (GNMA Collateralized) (AMT).......     6.875   06/01/25          10,334
    1,000   Los Angeles, CA Wtr & Pwr Rev
               Sys Ser A (MBIA Insd).............     5.375   07/01/18       1,068,000
    2,000   Los Angeles Cnty, CA Metro Tran
               Auth Sales Tax Rev Prop A First
               Tier Sr Rfdg Ser C (AMBAC
               Insd).............................     5.000   07/01/23       2,057,560
    1,200   Los Angeles Cnty, CA Sch
               Regionalized Business Svc Ctf
               Partn Cap Apprec Pooled Fin
               Ser A (AMBAC Insd)................         *   08/01/26         482,148
    1,250   Los Angeles Cnty, CA Sch
               Regionalized Business Svc Ctf
               Partn Cap Apprec Pooled Fin
               Ser A (FSA Insd)..................     5.000   09/01/28       1,279,575
    1,190   Lynwood, CA Util Auth Enterp Rev
               (FSA Insd) (a)....................     5.000   06/01/25       1,254,819
    3,650   Manhattan Beach, CA Uni Sch
               Dist Cap Apprec Ser B (FGIC
               Insd).............................         *   09/01/22       1,822,372
      900   Maywood, CA Cmnty Dev Commn
               Tax Alloc Merged Maywood
               Redev Proj Area (Radian Insd).....     4.500   08/01/27         855,117
    2,000   Mendocino Cnty, CA Ctf Partn
               Cnty Pub Fac Corp (MBIA
               Insd).............................     5.250   06/01/30       2,078,540
    3,400   Metropolitan Wtr Dist Southn CA
               Auth Ser B-2 (FGIC Insd)..........     5.000   10/01/26       3,534,844
    1,135   Metropolitan Wtr Dist Southn CA
               Wtrwks Rev Rfdg Ser B.............     4.375   07/01/37       1,102,028
    2,000   Montclair, CA Redev Agy Mobile
               Home Pk Rev Hacienda Mobile
               Home Pk Proj......................     6.000   11/15/22       2,051,840
    3,180   Mount Diablo, CA Uni Sch Dist
               (FSA Insd)........................     5.000   08/01/26       3,339,954
    1,110   Mountain View Los Altos, CA Uni

               High Sch Dist Cap Apprec Ser
               D (FSA Insd) (a)..................         *   08/01/24         519,902
    1,730   National City, CA Cmnty Dev
               Commn Tax Alloc National City
               Redev Proj Ser A (AMBAC
               Insd) (a).........................     5.500   08/01/32       1,789,616
    1,670   National City, CA Cmnty Dev
               Commn Tax Alloc Redev Proj
               Rfdg Ser B (AMBAC Insd) (a).......     5.000   08/01/25       1,706,489
    1,000   National City, CA Cmnty Dev
               Commn Tax Alloc Redev Proj
               Rfdg Ser B (AMBAC Insd)...........     5.250   08/01/32       1,022,020
    2,000   Needles, CA Pub Util Auth Util
               Sys Acquisition Proj Ser A........     6.500   02/01/22       2,020,460
    1,500   Norco, CA Spl Tax Cmnty Fac
               Dist No 97-1 Rfdg (Asset Gty
               Insd).............................     4.875   10/01/30       1,520,985
      985   Oceanside, CA Cmnty Fac No
               2001-1 Morro Hills Dev............     5.500   09/01/34         911,923
    3,000   Oxnard, CA Harbor Dist Rev Ser
               B.................................     6.000   08/01/24       3,235,650
    1,000   Oxnard, CA Uni High Sch Dist
               Rfdg Ser A (MBIA Insd)............     6.200   08/01/30       1,097,220
    1,965   Pacifica, CA Wastewtr Rev Rfdg
               (AMBAC Insd) (a)..................     5.250   10/01/22       2,107,973
    1,230   Palm Desert, CA Fin Auth Tax
               Alloc Rev Proj Area No 2 Rfdg
               Ser A (MBIA Insd) (a).............     5.000   08/01/21       1,304,612
      250   Palm Springs, CA Arpt Sub Palm
               Springs Intl Arpt Rfdg (AMT)......     5.450   07/01/20         248,763
      530   Palm Springs, CA Arpt Sub Palm
               Springs Intl Arpt Rfdg (AMT)......     5.550   07/01/28         513,681
    4,350   Perris, CA Pub Fin Auth Rev Tax
               Alloc.............................     5.350   10/01/36       4,086,303
    1,040   Perris, CA Pub Fin Auth Rev Tax
               Alloc Ser A (MBIA Insd) (a).......     5.000   10/01/24       1,081,132
    1,000   Perris, CA Pub Fin Auth Rev Tax
               Alloc Ser A (MBIA Insd)...........     5.000   10/01/31       1,004,710
    1,000   Pico Rivera, CA Wtr Auth Rev
               Wtr Sys Proj Ser A (MBIA
               Insd).............................     5.500   05/01/19       1,142,760
    1,375   Pittsburg, CA Redev Agy Tax
               Alloc Los Medanos Cmnty Dev
               Proj (AMBAC Insd).................         *   08/01/26         527,148
    2,500   Port Oakland, CA Rfdg Ser N

               (MBIA Insd) (AMT).................     5.000   11/01/22       2,558,125
    1,000   Poway, CA Redev Agy Tax Alloc
               Paguay Redev Proj Ser A (MBIA
               Insd).............................     5.000   06/15/33       1,002,510
    3,860   Poway, CA Uni Sch Dist Spl Tax
               Cmnty Fac Dist No 6-4s Ranch
               (AMBAC Insd)......................     5.000   09/01/35       3,856,951
    2,000   Rancho Cordova Cmnty Fac Dist
               CA Spl Tax No 2003-1 Sunridge
               Anatolia..........................     6.000   09/01/24       2,024,880
    1,000   Rancho Cucamonga, CA Redev
               Agy Tax Alloc Rancho Redev
               Proj (FSA Insd)...................     5.250   09/01/20       1,041,440
    1,500   Rancho Mirage, CA Jt Pwrs Fin
               Auth Rev Eisenhower Med Ctr
               Ser A.............................     5.000   07/01/47       1,456,230
    1,220   Rancho Mirage, CA Redev Agy
               Tax Alloc Redev Plan 1984 Proj
               Ser A-1 (MBIA Insd)...............     5.000   04/01/26       1,251,720
    2,540   Rancho Mirage, CA Redev Agy
               Tax Alloc Redev Plan 1984 Proj
               Ser A-E (MBIA Insd)...............     5.250   04/01/33       2,578,227
    3,800   Redlands, CA Redev Agy Tax
               Alloc Redev Proj Rfdg Ser A
               (MBIA Insd) (g)...................     4.750   08/01/21       3,828,918
      925   Redondo Beach, CA Pub Fin Auth
               Rev South Bay Ctr Redev Proj......     7.000   07/01/16         932,382
    4,000   Redwood City, CA Sch Dist
               (FGIC Insd).......................     5.000   07/15/23       4,201,680
    3,000   Redwood City, CA Sch Dist
               (FGIC Insd).......................     5.000   07/15/27       3,081,570
    5,000   Riverside, CA Cmnty College Dist
               Election 2004 Ser C (MBIA
               Insd).............................     5.000   08/01/32       5,230,100
    1,740   Riverside Cnty, CA Ctf Partn
               Historic Ct Hse Rfdg Ser B
               (FGIC Insd) (a)...................     5.000   11/01/25       1,792,478
    2,000   RNR Sch Fin Auth CA Spl Tax
               Cmnty Fac Dist No 92 1 Ser A
               (AMBAC Insd)......................     5.000   09/01/36       2,008,920
    9,630   Rohnert Pk, CA Cmnty Dev Commn
               Tax Alloc Rev Hsg Redev Proj
               Ser H (FGIC Insd) (c).............     4.375   08/01/37       8,595,604
    1,650   Roseville, CA Jt Uni High Sch
               Dist Ser B (FGIC Insd)............         *   06/01/20         967,428

    5,000   Sacramento, CA Area Flood Ctl
               Agy Cons-Cap Assmt Dist Ser A
               (FGIC Insd).......................     5.000   10/01/37       5,191,950
      265   Sacramento, CA City Fin Auth
               Rev Cap Impt (AMBAC Insd).........     5.000   12/01/33         267,048
    1,000   Sacramento, CA City Fin Auth
               Rev Tax Alloc Ser A (FGIC
               Insd).............................     5.000   12/01/34       1,002,310
    1,500   Sacramento Cnty, CA Spl Tax
               Cmnty Fac Dist No 05-2 Ser A......     6.000   09/01/37       1,496,820
    1,000   Salinas Vly, CA Solid Waste Auth
               Rev (AMBAC Insd) (AMT)............     5.250   08/01/27       1,018,830
    2,000   Salinas Vly, CA Solid Waste Auth
               Rev (AMBAC Insd) (AMT)............     5.250   08/01/31       2,027,960
    2,000   San Bernardino, CA Jt Pwr Fin
               Auth Ctf Partn (MBIA Insd)........     5.500   09/01/20       2,109,880
      955   San Diego, CA Hsg Auth
               Multi-Family Hsg Rev Mtg Bkd
               Sec Pgm Ser C (GNMA
               Collateralized) (AMT).............     5.000   07/20/18         970,557
    1,000   San Diego, CA Pub Fac Fin Auth
               Swr Rev (FGIC Insd)...............     5.000   05/15/20       1,001,500
    2,500   San Diego, CA Redev Agy Centre
               City Redev Proj Ser A.............     6.400   09/01/25       2,556,725
      925   San Dimas, CA Redev Agy Tax
               Alloc Creative Growth Ser A
               (FSA Insd)........................     5.000   09/01/16         956,746
    1,660   San Francisco, CA City & Cnty
               Arpt Commn Intl Arpt Rev Spl
               Fac Lease Ser A (FSA Insd)
               (AMT).............................     6.125   01/01/27       1,696,055
    2,000   San Francisco, CA City & Cnty
               Arpt Commn Intl Arpt Second
               Rfdg Ser 27A (MBIA Insd)
               (AMT).............................     5.250   05/01/26       2,029,040
    3,000   San Francisco, CA City & Cnty
               Arpt Commn Intl Arpt Second
               Rfdg Ser 27A (MBIA Insd)
               (AMT).............................     5.250   05/01/31       3,028,260
    1,000   San Joaquin Cnty, CA Pub Fac
               Fin Corp Rev Ctf Partn
               Wastewtr Conveyance Proj..........     6.000   08/01/37       1,002,510
    5,000   San Marcos, CA Pub Fac Auth Rev
               Tax Increment Pass Thru Rfdg
               Ser A (AMBAC Insd) (c)............     5.000   10/01/31       5,046,925

    2,000   Sanger, CA Uni Sch Dist Rfdg
               (MBIA Insd).......................     5.600   08/01/23       2,208,220
    4,820   Santa Ana, CA Uni Sch Dist
               (MBIA Insd).......................     5.375   08/01/27       5,120,286
    1,000   Santa Ana, CA Uni Sch Dist Ctf
               Partn Cap Apprec Fin Proj (FSA
               Insd).............................         *   04/01/36         252,960
    4,200   Semitropic Impt Dist Semitropic
               Wtr Storage Dist CA Wtr Ser A
               (XLCA Insd).......................     5.125   12/01/35       4,252,794
    1,500   Sierra View Loc Hlth Care Dist CA
               Rev...............................     5.250   07/01/32       1,498,905
    3,305   South Orange Cnty, CA Pub Fin
               Auth Reassmt Rev (FSA Insd).......     5.800   09/02/18       3,485,850
    2,655   South Tahoe, CA Jt Pwr Fin Auth
               Rev South Tahoe Redev Proj
               Area No 1 Rfdg Ser A (AMBAC
               Insd).............................     5.000   10/01/37       2,644,646
    1,640   South Tahoe, CA Jt Pwr Fin Auth
               Rev Tahoe Redev Proj Area 1-A
               Rfdg (FSA Insd)...................     5.000   10/01/29       1,684,296
    2,250   South Tahoe, CA Jt Pwr Fin
               Redev Proj Area No 1 Ser A
               (AMBAC Insd)......................     5.000   10/01/28       2,264,805
    5,000   Southern CA Pub Pwr Auth Pwr
               Proj Rev Multi-Proj...............     6.750   07/01/12       5,786,850
      865   Stanton, CA Multi-Family Rev Hsg
               Contl Garden Apts (FNMA
               Collateralized) (AMT) (d).........     5.625   08/01/29         879,523
    2,745   State Center, CA Cmnty Election
               2002 Ser A (MBIA Insd)............     5.500   08/01/28       2,946,950
    5,000   Stockton, CA Port Dist Port Rev
               Ser A (MBIA Insd).................     4.500   07/01/32       4,646,200
    1,000   Stockton, CA Uni Sch Dist Ctf
               Partn Cap Proj (AMBAC Insd).......     4.375   02/01/31         909,420
    1,000   Stockton, CA Uni Sch Dist Ctf
               Partn Cap Proj (AMBAC Insd)......      4.500   02/01/36         904,870
    1,530   Tejon Ranch, CA Pub Fac Fin Auth
               Cmnty Fac Dist No 2000-1 Ser
               A.................................     5.625   09/01/37       1,435,874
    2,850   Temecula, CA Redev Agy Tax
               Alloc Rev Redev Proj No 1 Ser
               A (MBIA Insd).....................     4.500   08/01/38       2,751,419
    1,000   Temecula, CA Redev Agy Tax
               Alloc Rev Sub Lien Escrow

               Redev Proj No 1...................     5.625   12/15/38         937,520
    3,500   Temecula, CA Redev Agy Tax
               Alloc Rev Sub Lien Redev Proj
               No 1..............................     5.500   12/15/38       3,238,935
   10,000   Tobacco Sec Auth Northn CA Tob
               Settlement Rev Asset Bkd Bd
               Ser A-1...........................     5.375   06/01/38       9,137,300
   10,800   Tobacco Sec Auth Northn CA Tob
               Settlement Rev Asset Bkd Bd
               Ser A-1...........................     5.500   06/01/45       9,930,708
    4,000   Tobacco Sec Auth Southn CA
               Tob Settlement Sr Ser A-1.........     5.000   06/01/37       3,448,240
    5,000   Tobacco Sec Auth Southn CA
               Tob Settlement Sr Ser A-1 (c).....     5.125   06/01/46       4,334,756
    8,000   Tobacco Sec Auth Southn CA
               Tob Settlement Sr Ser A-1.........     5.125   06/01/46       6,937,680
    1,000   Turlock, CA Hlth Fac Rev Ctf
               Partn Emanuel Med Ctr Ser A.......     5.125   10/15/31         896,380
    1,000   Turlock, CA Hlth Fac Rev Ctf
               Partn Emanuel Med Ctr Ser B.......     5.125   10/15/37         876,140
   10,000   University of CA Regts Ser A
               (MBIA Insd) (c)...................     4.500   05/15/47       9,427,650
    3,710   University of CA Rev UCLA Med
               Ctr Ser A (AMBAC Insd)
               (Prerefunded @ 05/15/12)..........     5.250   05/15/30       3,827,941
    2,200   Ventura Cnty, CA Cmnty College
               Ser A (MBIA Insd).................     5.500   08/01/23       2,388,100
    2,520   Vista, CA Ctf Partn Cmnty Proj
               (MBIA Insd).......................     5.000   05/01/37       2,533,709
    1,000   Vista, CA Mobile Home Pk Rev
               Estrella De Oro Mobile Home
               Ser A (Prerefunded @
               02/01/25).........................     5.875   02/01/28       1,022,100
    2,185   Vista, CA Uni Sch Dist Election
               2002 Ser C (FSA Insd).............     5.000   08/01/28       2,302,378
    1,000   Vista, CA Uni Sch Dist Ser A
               (FSA Insd)........................     5.000   08/01/23       1,056,830
    2,000   Woodland, CA Fin Auth Lease
               Rev Cap Proj Rfdg (XLCA
               Insd).............................     5.000   03/01/25       2,048,180
                                                                         -------------
                                                                           614,852,915
                                                                         -------------
            GUAM 0.6%
    2,000   Guam Govt Ser A......................     5.250   11/15/37       1,883,780
                                                                         -------------
            PUERTO RICO 3.6%

    5,000   Puerto Rico Comwlth Hwy & Tran
               Auth Hwy Rev Rfdg Ser Y (FSA
               Insd).............................     6.250   07/01/21       6,083,300
    1,780   Puerto Rico Elec Pwr Auth Pwr
               Rev Ser TT (c)....................     5.000   07/01/32       1,772,199
    4,000   Puerto Rico Elec Pwr Auth Pwr
               Rev Ser TT (c) ...................     5.000   07/01/37       3,982,470
                                                                         -------------
                                                                            11,837,969
                                                                         -------------
            U.S. VIRGIN ISLANDS 1.3%
    3,000   Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A           6.375   10/01/19       3,224,670
    1,000   Virgin Islands Wtr & Pwr Auth
               Elec Sys Rev Ser A................     5.000   07/01/31         974,380
                                                                         -------------
                                                                             4,199,050
                                                                         -------------
TOTAL INVESTMENTS 193.6%
   (Cost $634,486,757)................................................     632,773,714
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (34.0%)
   (Cost ($111,170,000))
 (111,170)  Notes with interest rates ranging from 2.160% to 4.760% at
              January 31, 2008 and contractual maturities of
              collateral ranging from 2023 to 2047 (h)................    (111,170,000)
                                                                         -------------
TOTAL NET INVESTMENTS 159.6%
   (Cost $523,316,757)................................................     521,603,714
OTHER ASSETS IN EXCESS OF LIABILITIES 1.7%............................       5,411,838
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (61.3%)............    (200,197,229)
                                                                         -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.........................   $ 326,818,323
                                                                         =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)  Underlying security related to Inverse Floaters entered into by the Trust.

(d)  Variable Rate Coupon.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)  Escrowed to Maturity

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2008.

AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Asset Gty - Asset Guaranty Insurance Co.
CA MTG - California Mortgage Insurance
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                         UNREALIZED
                                                                       APPRECIATION/
                                                           CONTRACTS    DEPRECIATION
                                                           ---------   -------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $119,313 per contract)......................      460       $(1,007,171)
                                                              ---       -----------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen California Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008